Issuance of common units and Series A Preferred Units (Details) $ in Thousands	9 Months Ended
Sep. 30, 2018 USD ($)
Gross proceeds for units issued	$ 39,571
Less: Commissions	(682)
Net proceeds for units issued	38,889
Series A Preferred Units [Member]
Gross proceeds for units issued	34,948
Less: Commissions	(622)
Net proceeds for units issued	34,326
Common units [Member]
Gross proceeds for units issued	4,623
Less: Commissions	(60)
Net proceeds for units issued	$ 4,563